Debt Securities in Issue	12 Months Ended
Dec. 31, 2023
Debt Securities In Issue [Abstract]
Debt Securities in Issue	26. DEBT SECURITIES IN ISSUE

	Group
	2023	2022
	£m	£m
Medium-term notes:
– US$30bn Euro Medium Term Note Programme	744	739
– Euro 30bn Euro Medium Term Note Programme	3,784	3,211
- US SEC-registered Debt Programme - Santander UK plc	7,128	6,694
Medium-term notes	11,656	10,644
Euro 35bn Global Covered Bond Programme	15,000	15,205
US$20bn Commercial Paper Programmes	2,761	1,851
Certificates of deposit	1,530	2,874
Credit linked notes	194	60
Securitisation programmes	2,769	897
	33,910	31,531